SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and principles of consolidation (Details) - CNY (¥) ¥ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of Expenses
Selling and marketing expenses		¥ 113,626	¥ 112,414	¥ 99,020
General and administrative expenses		¥ 81,667	¥ 85,700	¥ 77,773
Fang
Allocation of Expenses
Cost of revenues	¥ 2,309
Selling and marketing expenses	305
General and administrative expenses	1,723
Total	¥ 4,337